Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 5,106	$ 5,534	$ 5,457
Settlements	(709)	(349)	(434)
Revaluations	(614)	(495)	109
Discount unwind (Note 3)	356	416	402
Foreign exchange	(247)
Contingent liabilities recognised in business combination at end of period	$ 4,139	5,106	5,534
Minimum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	7.00%
Maximum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	9.00%
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 3,983	4,477
Foreign exchange	(174)
Contingent liabilities recognised in business combination at end of period	3,300	3,983	4,477
Revaluations of contingent consideration	(516)	$ (482)	$ 208
Increase/decrease in contingent consideration balance with increase/decrease in sales of 10% compared with current estimates	$ 330
The increase/decrease in sales estimates	10.00%
Discount rate - contingent consideration	8.00%
BMS's share of Global Diabetes Alliance | Maximum
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at end of period	$ 600